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                [Transamerica Life Insurance Company Letterhead]

September 6, 2002


VIA EDGAR
_________________________________________

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Fidelity Variable Annuity Account
     File No. 811-2954, CIK 0000726352
     Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the "Act"), Fidelity Variable Annuity Account, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual report for the following underlying management investment companies: Variable Insurance Products Fund. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

..   On August 20, 2002, Variable Insurance Products Fund filed its semi-annual report with the Commission via EDGAR (CIK: 0000356494);

..   On August 20, 2002, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016); and

..   On August 20, 2002, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

Transamerica Life Insurance Company

/s/ Frank A. Camp

Frank A. Camp
Division General Counsel
Financial Markets Group